Fair value measurements - Fair Value Measurements on a Non-Recurring Basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value Measurements on a Non-Recurring Basis
Impairment of indefinite-lived intangible asset excluding goodwill	$ 0.0	$ 8.0
Trade Names
Fair Value Measurements on a Non-Recurring Basis
Impairment of indefinite-lived intangible asset excluding goodwill	$ 0.0	13.0
Trade Names | Impairment of Intangible Assets
Fair Value Measurements on a Non-Recurring Basis
Impairment of indefinite-lived intangible asset excluding goodwill		$ 8.0	$ 5.0